EARNINGS PER COMMON AND COMMON EQUIVALENT SHARE (Detail Textuals)	3 Months Ended								12 Months Ended
	Dec. 31, 2014 CNY	Sep. 30, 2014 CNY	Jun. 30, 2014 CNY	Mar. 31, 2014 CNY	Dec. 31, 2013 CNY	Sep. 30, 2013 CNY	Jun. 30, 2013 CNY	Mar. 31, 2013 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Earnings Per Share [Abstract]
Net income	26,957,036	26,146,348	32,364,810	9,289,887	24,920,607	43,283,357	27,246,301	7,170,983	$ 15,514,000	94,758,000	$ 16,600,000	102,621,000	$ 14,100,000	88,493,000
Number of weighted average shares, basic									16,232,381	16,232,381	16,230,165	16,230,165	16,170,107	16,170,107
Number of weighted average shares, diluted									16,633,683	16,633,683	16,711,192	16,711,192	16,717,277	16,717,277